Convertible Promissory Notes (Details) - USD ($)					3 Months Ended		12 Months Ended
	Sep. 26, 2024	May 30, 2024	Apr. 08, 2024	Jun. 21, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 15, 2024	Nov. 21, 2023
Convertible Promissory Notes [Line Items]
Convertible promissory note					$ 0		$ 6,000,000	$ 2,000,000
Price per share (in Dollars per share)					$ 11.5
Interest Expense, Debt					$ 3,413	$ 3,940	14,989	5,442
Remaining proceeds		$ 9,000,000	$ 1,000,000		$ 9,000,000		$ 4,000,000	2,000,000
Consummated shares (in Shares)	2,270,096	5,000,000
Common stock issued (in Shares)					7,270,097		3,303,333
Unamortized premium discount					$ 0		$ 0
Accrued interest					0		267,945
Received from investors					$ 1,200		$ 10,881
Par value per share (in Dollars per share)					$ 0.0001		$ 0.0001
Accrued interest					$ 147,711		$ 267,945	$ 3,500
BR Technologies Pte. Ltd [Member]
Convertible Promissory Notes [Line Items]
Consummated shares (in Shares)	663,581
New Bay Capital Limited [Member]
Convertible Promissory Notes [Line Items]
Convertible promissory note				$ 2,000,000
Convertible promissory note percentage				7.00%
Maturity date				12 months
Convertible Note 2 [Member]
Convertible Promissory Notes [Line Items]
Convertible promissory note											$ 2,000,000
Convertible promissory note percentage											7.00%
Convertible Note 3 [Member]
Convertible Promissory Notes [Line Items]
Convertible promissory note										$ 2,000,000
Convertible promissory note percentage										7.00%
Received from investors									$ 1,000,000
BR Technologies Pte. Ltd [Member]
Convertible Promissory Notes [Line Items]
Convertible promissory note		$ 6,000,000
Grazyna Plawinski Limited [Member]
Convertible Promissory Notes [Line Items]
Convertible promissory note		$ 3,000,000
Convertible Note 4 [Member]
Convertible Promissory Notes [Line Items]
Convertible promissory note percentage		7.00%
Maturity date		12 months
Notes [Member]
Convertible Promissory Notes [Line Items]
Notes amount	$ 15,000,000
Interest Expense, Debt	$ 408,685
Share issued for notes (in Shares)	212,050
Conversion price per share (in Dollars per share)	$ 30
Note 4 [Member]
Convertible Promissory Notes [Line Items]
Share issued for notes (in Shares)	200,882
Note 5 [Member]
Convertible Promissory Notes [Line Items]
Share issued for notes (in Shares)	100,690
Converted Shares [Member]
Convertible Promissory Notes [Line Items]
Par value per share (in Dollars per share)							$ 0.001
Unpaid principal amount							7.00%
Subsequent Event [Member]
Convertible Promissory Notes [Line Items]
Consummated shares (in Shares)	5,000,000
Par value per share (in Dollars per share)	$ 0.0001
Common Stock [Member]
Convertible Promissory Notes [Line Items]
Convertible promissory note	$ 5,000,000
Price per share (in Dollars per share)		$ 30								$ 30
Converted shares (in Shares)	1,696,668
Remaining proceeds	$ 700,473
Par value per share (in Dollars per share)							$ 0.001
Common Stock Investor C [Member]
Convertible Promissory Notes [Line Items]
Common stock issued (in Shares)	332,614
IPO [Member] | Converted Shares [Member]
Convertible Promissory Notes [Line Items]
Price per share (in Dollars per share)							$ 30